Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of cash flow statement [Abstract]
Changes in other operating activities
The following tables summarize other adjustments for non-cash statement of earnings items:

Other operating activities	2023	2022
Adjustments for non-cash statement of earnings items:
Unrealized foreign exchange losses	$5.6	$12.9
Gains on derivatives (Note 10(d))	(8.3)	(7.3)
Share-based compensation expense (Note 23)	5.5	3.9
(Gains) losses on disposition of mineral properties, plant and equipment	(7.9)	2.4
	$(5.1)	$11.9

Changes in non-cash working capital
The following tables summarize other adjustments for changes in operating working capital items:

Changes in non-cash operating working capital items:	2023	2022
Trade and other receivables	$45.9	$(12.6)
Inventories	38.5	(49.9)
Prepaid expenses	9.4	2.5
Accounts payable and accrued liabilities	(10.0)	20.7
Provisions	(14.9)	(2.7)
	$68.9	$(42.0)

Cash and cash equivalents

Cash and Cash Equivalents	December 31, 2023	December 31, 2022
Cash in banks	$399.6	$107.0